Accounts payable (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Payable
Schedule of accounts payable	Accounts payable consisted of the following:
	As of March 31,
	2024	2023
Payable to a supplier of virtual simulation software	$—	$21,894
Total	$—	$21,894